Operating Segment and Geographical Information (Details) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Segment Reporting Information [Line Items]
Revenues	933,888	911,294	1,167,115	1,313,818	1,291,223	1,323,533
Asia Pacific Regions [Member]
Segment Reporting Information [Line Items]
Revenues	462,837		482,725		742,327	852,062
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	380,062		573,102		542,410	466,315
The United States [Member]
Segment Reporting Information [Line Items]
Revenues	90,989		111,288		6,486	5,156